DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) - USD ($) $ in Millions		9 Months Ended
	Oct. 31, 2015	Sep. 30, 2015
Derivative Instruments and Hedging Activities [Absract]
hedging instruments loss under financial expenses-net		$ 36
Cash Flow Hedge Of Anticipated Future Debt Issuance	$ 1,000	$ 2,000